Segment Information	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Segment Information
SEGMENT INFORMATION
We write personal and commercial auto and property insurance and other specialty property-casualty insurance and provide related services. Our Personal Lines segment writes insurance for personal autos and recreational vehicles. The Personal Lines segment is comprised of both the Agency and Direct businesses. The Agency business includes business written by our network of more than 35,000 independent insurance agencies, including brokerages in New York and California, and strategic alliance business relationships (other insurance companies, financial institutions, and national agencies). The Direct business includes business written directly by us online, by phone, or on mobile devices. We operate our personal auto businesses throughout the United States and sell personal auto physical damage and auto property damage liability insurance in Australia. For the years ended December 31, 2015, 2014, and 2013, net premiums earned on our Australian business were $15.9 million, $17.1 million, and $13.0 million, respectively.
Our Commercial Lines segment writes primary liability and physical damage insurance for automobiles and trucks owned and/or operated predominantly by small businesses in the business auto, for-hire transportation, contractor, for-hire specialty, tow, and for-hire livery markets. This segment operates in 49 states and is distributed through both the independent agency and direct channels.
Our Property segment writes insurance for homeowners, other property owners, and renters primarily through the independent agency channel in 31 states and the District of Columbia for personal property and in 4 states for commercial property as of December 31, 2015 (flood insurance is written in 37 states and D.C.). Our Property business primarily consists of the operations of ARX, in which we acquired a controlling interest in the second quarter of 2015.
Our other indemnity businesses manage our run-off businesses, including the run-off of our professional liability insurance for community banks.
Our service businesses provide insurance-related services, including processing CAIP business, and serving as an agent for homeowners, general liability, and workers’ compensation insurance through our programs with American Strategic Insurance and other subsidiaries of ARX (ASI), and unaffiliated insurance companies.
All segment revenues are generated from external customers and we do not have a reliance on any major customer.
We evaluate profitability based on pretax underwriting profit (loss) for the Personal Lines, Commercial Lines, and Property segments and for the other indemnity businesses. Pretax underwriting profit (loss) is calculated as net premiums earned plus fees and other revenues, less: (i) losses and loss adjustment expenses; (ii) policy acquisition costs; and (iii) other underwriting expenses. Service business pretax profit (loss) is the difference between service business revenues and service business expenses.

Expense allocations are based on certain assumptions and estimates primarily related to revenue and volume; stated segment operating results would change if different methods were applied. We do not allocate assets or income taxes to operating segments. In addition, we do not separately identify depreciation expense by segment, and such allocation would be impractical. Companywide depreciation expense was $103.7 million in 2015, $97.1 million in 2014, and $101.3 million in 2013. The accounting policies of the operating segments are the same as those described in Note 1 - Reporting and Accounting Policies.

Following are the operating results for the years ended December 31:

	2015		2014		2013
(millions)	Revenues	Pretax Profit (Loss)	Revenues	Pretax Profit (Loss)	Revenues	Pretax Profit (Loss)
Personal Lines
Agency	$9,108.6	$713.2	$9,087.0	$683.0	$8,601.5	$542.9
Direct	8,185.9	403.4	7,474.0	423.4	6,740.1	473.9
Total Personal Lines[1]	17,294.5	1,116.6	16,561.0	1,106.4	15,341.6	1,016.8
Commercial Lines	1,995.9	318.3	1,837.5	315.8	1,761.6	114.1
Property[2]	609.1	61.3	0	0	0	0
Other indemnity[3]	(0.4)	(1.0)	0	(11.9)	0.2	(10.8)
Total underwriting operations	19,899.1	1,495.2	18,398.5	1,410.3	17,103.4	1,120.1
Fees and other revenues[4]	302.0	NA	309.1	NA	291.8	NA
Service businesses	86.3	8.8	56.0	5.1	39.6	0.8
Investments[5]	567.3	544.5	632.6	613.7	740.4	721.6
Gains (losses) on extinguishment of debt	(0.9)	(0.9)	(4.8)	(4.8)	(4.3)	(4.3)
Interest expense	NA	(136.0)	NA	(116.9)	NA	(118.2)
Consolidated total	$20,853.8	$1,911.6	$19,391.4	$1,907.4	$18,170.9	$1,720.0

NA = Not Applicable
[1] Personal auto insurance accounted for 92% of the total Personal Lines segment net premiums earned in 2015, compared to 92% in 2014 and 91% in 2013; insurance for our special lines products (e.g., motorcycles, ATVs, RVs, manufactured homes, watercraft, and snowmobiles) accounted for the balance of the Personal Lines net premiums earned.
2 We began reporting our Property business as a segment on April 1, 2015, when we acquired a controlling interest in ARX; Property business written prior to that date was negligible. During 2015, amounts include $45.2 million of amortization/depreciation expense associated with the acquisition of a controlling interest in ARX. Although this expense is included in our Property segment, it is not reported in the consolidated results of ARX Holding Corp. and, therefore, will not affect the value of the noncontrolling interest.
[3] Our professional liability group recognized $0.4 million of reinstatement premiums paid to our reinsurers pursuant to their reinsurance contracts during 2015. This premium reduction is reflected in our companywide total results. In total, our run-off businesses generated an underwriting loss of $1.0 million in 2015.
[4] Pretax profit (loss) for fees and other revenues are allocated to operating segments.
[5] Revenues represent recurring investment income and total net realized gains (losses) on securities; pretax profit is net of investment expenses.

Our management uses underwriting margin and combined ratio as primary measures of underwriting profitability. Underwriting profitability is calculated by subtracting losses and loss adjustment expenses, policy acquisition costs, and other underwriting expenses from the total of net premiums earned and fees and other revenues. The underwriting margin is the pretax underwriting profit (loss) expressed as a percentage of net premiums earned (i.e., revenues from underwriting operations). Combined ratio is the complement of the underwriting margin. Following are the underwriting margins/combined ratios for our underwriting operations for the years ended December 31:

	2015		2014		2013
	Underwriting Margin	Combined Ratio	Underwriting Margin	Combined Ratio	Underwriting Margin	Combined Ratio
Personal Lines
Agency	7.8%	92.2	7.5%	92.5	6.3%	93.7
Direct	4.9	95.1	5.7	94.3	7.0	93.0
Total Personal Lines	6.5	93.5	6.7	93.3	6.6	93.4
Commercial Lines	15.9	84.1	17.2	82.8	6.5	93.5
Property[1]	10.1	89.9	0	0	0	0
Other indemnity[2]	NM	NM	NM	NM	NM	NM
Total underwriting operations	7.5	92.5	7.7	92.3	6.5	93.5

[1] Included is 7.4 points of amortization/depreciation expense associated with the acquisition of a controlling interest in ARX.
[2] Underwriting margins/combined ratios are not meaningful (NM) for our other indemnity businesses due to the low level of premiums earned by, and the variability of loss costs in, such businesses.